Intangible assets, net - Additional Information (Details) ¥ in Millions			1 Months Ended			12 Months Ended
	Dec. 16, 2016 CNY (¥)	Dec. 16, 2016 USD ($)	Apr. 30, 2017 CNY (¥)	Apr. 30, 2017 USD ($)	Apr. 30, 2016 CNY (¥)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 USD ($)	Apr. 30, 2017 USD ($)	Dec. 16, 2016 USD ($)	Apr. 30, 2016 USD ($)
Finite Lived Intangible Assets [Line Items]
Deferred tax liabilities, net						$ 5,052	$ 24,684
Amortization costs						$ 642,679	$ 248,224	$ 437,652
Trademarks | Shanghai Hengshoutang Health Technology Co., Limited
Finite Lived Intangible Assets [Line Items]
Intangible asset, useful life					10 years
Intangible assets, net					¥ 3.0						$ 464,475
Shanghai Jieshi Technology Co.,Limited
Finite Lived Intangible Assets [Line Items]
Acquisition of equity interest, cash consideration	¥ 0.7	$ 100,908
Acquisition of equity interest, percentage	70.00%									70.00%
Business combination, liabilities acquired on fair value	¥ 3.8									$ 543,505
Shanghai Jieshi Technology Co.,Limited | Trademarks
Finite Lived Intangible Assets [Line Items]
Intangible assets, fair value	¥ 6.4									916,879
Intangible asset, useful life	5 years	5 years
Deferred tax liabilities, net	¥ 1.6									229,220
Intangible assets, net	¥ 6.4									$ 916,879
Hangzhou Duoduo Supply Chain Management Co., Limited
Finite Lived Intangible Assets [Line Items]
Acquisition of equity interest, asset acquisition, cash consideration			¥ 1.9	$ 295,790
Hangzhou Duoduo Supply Chain Management Co., Limited | Business License
Finite Lived Intangible Assets [Line Items]
Intangible assets, fair value			¥ 2.6						$ 394,386
Intangible asset, useful life			5 years	5 years
Deferred tax liabilities, net			¥ 0.6						$ 98,596